Provision for credit losses (Tables)	6 Months Ended
Jun. 30, 2017
Provision for credit losses
in	2Q17	1Q17	2Q16	6M17	6M16
Provision for credit losses (CHF million)
Provision for loan losses	70	66	(13)	136	113
Provision for lending-related and other exposures	12	(13)	(15)	(1)	9
Provision for credit losses	82	53	(28)	135	122

Bank
Provision for credit losses
in	6M17	6M16
Provision for credit losses (CHF million)
Provision for loan losses	136	113
Provision for lending-related and other exposures	(1)	9
Provision for credit losses	135	122